LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term of operating leases	8 years 2 months 12 days	8 years 9 months 18 days
Weighted-average remaining lease term of finance leases	3 years 1 month 6 days	2 years 10 months 24 days
Weighted-average discount rate of operating leases (as a percent)	3.50%	3.70%
Weighted-average discount rate of finance leases (as a percent)	2.60%	3.30%
Operating lease cost	$ 74.0	$ 72.5	$ 100.4
Variable lease cost	12.5	15.2	17.4
Finance lease cost	8.1	11.2	12.4
Amortization of right-of-use assets on finance leases	7.7	10.5	11.5
Interest on finance lease liabilities	0.4	0.7	0.9
Cash paid for amounts included in the measurement of operating lease liabilities	93.0	101.7	120.7
Operating lease liabilities arising from obtaining new or modified right-of-use assets	30.2	31.2	25.8
Cash paid for amounts included in the measurement of finance lease liabilities	16.1	12.9	21.2
Finance lease liabilities arising from obtaining new or modified right-of-use assets	9.4	4.4	8.2
Lease liabilities assumed		41.3
Right-of-use assets acquired		41.3
Right-of-use-assets disposed		4.9
Operating lease liabilities disposed		4.9
Selling, General and Administrative Expenses
Lessee, Lease, Description [Line Items]
Operating lease cost	68.4	66.1	93.5
Cost of Services
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 5.6	$ 6.4	$ 6.9